Treasury Stock - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2012 Stock Repurchase Plan 4 American Depositary Share CNY	Dec. 31, 2011 Share Options American Depositary Share	Dec. 31, 2012 Stock Repurchase Plan American Depositary Share USD ($)	Dec. 31, 2012 Stock Repurchase Plan American Depositary Share CNY	Dec. 31, 2011 Stock Repurchase Plan American Depositary Share CNY
Share Repurchases [Line Items]
Treasury Stock Shares				811,937	811,937
Treasury Stock Value	$ 322,052,642	2,006,420,168	2,122,524,316	$ 3,669,747	22,862,890		$ 356,750,000	2,222,600,000	2,200,000,000
Treasury Stock Shares							35,746,994	35,746,994	34,935,057
Number of share used to settle the exercise of share options						3,826,209